Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	14,398,964	11,707,317	7,890,628
Common stock, shares outstanding	14,398,964	11,707,317	7,890,628